Document And Entity Information	Oct. 31, 2025
Document Information [Line Items]
Entity, Registrant Name	Elite Health Systems Inc.
Document, Type	8-K
Document, Period End Date	Oct. 31, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-26575
Entity, Tax Identification Number	52-1842411
Entity, Address, Address Line One	1131 W 6th Street
Entity, Address, City or Town	Ontario
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	91762
City Area Code	949
Local Phone Number	249-1170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001089815